PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment

			Geological		Office
	Property		Equipment		Furniture
	and	Computer	and Other		and
	Buildings	Equipment	Facilities	Vehicles	Equipment	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2023	6,192,912	93,498	1,547,454	779,888	30,148	8,643,900
Additions	172,344	46,395	763,576	190,230	8,205	1,180,750
Disposals	—	(3,401)	—	(34,795)	—	(38,196)
Balance at December 31, 2023	6,365,256	136,492	2,311,030	935,323	38,353	9,786,454
Additions - Kingsway Project	100,000	—	250,000	—	—	350,000
Additions - other	3,615	—	583,610	38,550	—	625,775
Balance at December 31, 2024	6,468,871	136,492	3,144,640	973,873	38,353	10,762,229
Accumulated Depreciation
Balance at January 1, 2023	141,526	43,789	787,598	403,561	412	1,376,886
Depreciation	271,505	42,327	228,621	244,312	7,379	794,144
Disposals	—	(567)	—	(22,617)	—	(23,184)
Balance at December 31, 2023	413,031	85,549	1,016,219	625,256	7,791	2,147,846
Depreciation	277,685	33,153	184,532	173,193	7,671	676,234
Balance at December 31, 2024	690,716	118,702	1,200,751	798,449	15,462	2,824,080
Carrying Amount
At December 31, 2023	5,952,225	50,943	1,294,811	310,067	30,562	7,638,608
At December 31, 2024	5,778,155	17,790	1,943,889	175,424	22,891	7,938,149